UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the 12 months ended December 31, 2014, Great-West Templeton Global Bond Fund returned 0.15% while its benchmark, the Citigroup World Government Bond Index, returned -0.48%.

During the period, global financial markets were broadly influenced by the pickup in growth in the U.S., the economic stabilization in China, and the abundance of global liquidity from the Bank of Japan and European Central Bank. The U.S. dollar broadly strengthened over the course of the year while oil prices weakened significantly, particularly over the final months of the period. We continued to see differentiation among specific emerging market economies. Some have healthy current account and fiscal balances with strong export-driven economies, while others struggle with deficits and economic imbalances. The core of our strategy remained positioning ourselves to navigate a rising rate environment. Thus, we continued to maintain short portfolio duration while aiming at a negative correlation with U.S. Treasury rates. We also actively sought opportunities that could potentially offer positive real yields without taking undue interest rate risk.

During the period, the Fund’s absolute performance benefited from interest rate strategies, while currency positions and sovereign credit exposures had a largely neutral effect. Select duration exposures in Europe contributed to absolute return. Among currencies, the fund’s net-negative position in the Japanese yen, through the use of currency forward contracts, contributed to absolute return while currency positions in the Americas and Asia ex-Japan detracted. Positions taken in peripheral European currencies against the euro had a largely neutral effect on absolute performance. Relative to the benchmark index, currency positions contributed to relative performance while interest rate strategies detracted and sovereign credit exposures had a largely neutral effect. Underweighted positions in the euro and the Japanese yen contributed to relative results, while overweighted currency positions in the Americas and Asia ex-Japan detracted. Select underweighted duration exposures in Europe and an underweighted duration exposure in the U.S. also detracted from relative return.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Citigroup World Government Bond Index
	10,000.00	10,000.00
2005	10,062.00	9,312.00
2006	11,556.21	9,881.89
2007	13,124.38	10,963.96
2008	13,708.42	12,157.94
2009	15,724.93	12,467.96
2010	17,442.09	13,112.56
2011	17,157.78	13,945.21
2012	19,690.27	14,175.30
2013	19,799.44	13,608.65
2014	19,828.16	13,543.89

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	0.15%	4.75%	7.08%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2014

Country	% of Fund Investments
South Korea	15.69%
Malaysia	13.17
Mexico	11.19
Poland	7.67
Hungary	7.28
United States	7.12
Brazil	6.09
Singapore	6.04
Ireland	4.62
Canada	3.81
Portugal	3.78
Ukraine	3.16
Indonesia	2.14
Serbia	1.96
Sweden	1.36
Peru	1.17
Russia	1.12
Slovenia	0.96
Philippines	0.81
Lithuania	0.60
Iceland	0.26
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)

Actual	$1,000.00	$977.57	$6.53

Hypothetical (5% return before expenses)	$1,000.00	$1,018.61	$6.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional(b)
743(c)	BRL, 0.00%, 01/01/2015	$279,390
1,700(c)	BRL, 0.00%, 01/01/2016	566,081
3,350(c)	BRL, 0.00%, 07/01/2016	1,049,300
3,280(c)	BRL, 0.00%, 01/01/2017	967,617
1,870(c)	BRL, 0.00%, 01/01/2018	491,060
	Brazil Notas do Tesouro Nacional Series B
2,840(c)	BRL, 6.00%, 05/15/2015	2,730,803
898(c)	BRL, 6.00%, 08/15/2016	869,049
4,600(c)	BRL, 6.00%, 08/15/2018	4,414,453
530(c)	BRL, 6.00%, 05/15/2019	501,174
90(c)	BRL, 6.00%, 08/15/2020	86,289
1,300(c)	BRL, 6.00%, 08/15/2022	1,247,430
1,635(c)	BRL, 6.00%, 05/15/2023	1,545,884
250(c)	BRL, 6.00%, 08/15/2024	239,326
1,000(c)	BRL, 6.00%, 05/15/2045	930,560
	Brazil Notas do Tesouro Nacional Series F
1,400(c)	BRL, 10.00%, 01/01/2017	527,024
2,120(c)	BRL, 10.00%, 01/01/2019	736,775
650(c)	BRL, 10.00%, 01/01/2021	220,864
2,880(c)	BRL, 10.00%, 01/01/2023	960,725
	Canadian Government Bond
4,498,000	CAD, 1.00%, 02/01/2015	3,871,385
715,000	CAD, 1.50%, 08/01/2015	617,197
	Financing of Infrastrucural Projects State Enterprise(d)
100,000	8.38%, 11/03/2017	60,000
200,000	7.40%, 04/20/2018	119,322
	Hungary Government Bond
24,500,000	HUF, 8.00%, 02/12/2015	94,209
46,880,000	HUF, 7.75%, 08/24/2015	186,399
39,000,000	HUF, 5.50%, 02/12/2016	155,551
1,466,080,000	HUF, 5.50%, 12/22/2016	5,984,572
51,880,000	HUF, 6.75%, 02/24/2017	216,989
443,280,000	HUF, 6.75%, 11/24/2017	1,892,920
181,800,000	HUF, 4.00%, 04/25/2018	718,649
361,750,000	HUF, 5.50%, 12/20/2018	1,513,651
141,880,000	HUF, 6.50%, 06/24/2019	619,668
26,690,000	HUF, 7.50%, 11/12/2020	124,610
60,440,000	HUF, 7.00%, 06/24/2022	283,683
53,650,000	HUF, 6.00%, 11/24/2023	243,035
39,480,000	HUF, 5.50%, 06/24/2025	173,955
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	51,873
1,370,000	4.13%, 02/19/2018	1,420,800
910,000	EUR, 5.75%, 06/11/2018	1,255,309
1,195,000	6.25%, 01/29/2020	1,342,881
1,100,000	EUR, 3.88%, 02/24/2020	1,444,079
1,310,000	6.38%, 03/29/2021	1,497,495
2,540,000	5.38%, 02/21/2023	2,736,850
710,000	Iceland Government International Bond(d)
	5.88%, 05/11/2022	795,708
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	1,999,146
5,638,000,000	IDR, 7.88%, 04/15/2019	458,074

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
10,000,000,000	IDR, 11.50%, 09/15/2019	$925,719
25,793,000,000	IDR, 11.00%, 11/15/2020	2,375,731
1,245,000,000	IDR, 8.25%, 07/15/2021	103,038
3,510,000,000	IDR, 12.90%, 06/15/2022	359,404
2,400,000,000	IDR, 12.00%, 09/15/2026	248,527
42,000,000	Inter-American Development Bank
	MXP, 7.50%, 12/05/2024	3,305,058
	Ireland Government Bond
2,246,000	EUR, 5.90%, 10/18/2019	3,416,553
949,000	EUR, 4.50%, 04/18/2020	1,383,511
2,959,000	EUR, 5.00%, 10/18/2020	4,479,981
2,803,130	EUR, 5.40%, 03/13/2025	4,673,634
	Korea Monetary Stabilization Bond
312,000,000	KRW, 0.00%, 01/13/2015(b)	283,727
686,670,000	KRW, 2.74%, 02/02/2015	625,039
2,763,620,000	KRW, 2.47%, 04/02/2015	2,516,764
3,358,900,000	KRW, 2.76%, 06/02/2015	3,064,314
506,600,000	KRW, 2.66%, 06/09/2015	462,017
5,667,770,000	KRW, 2.80%, 08/02/2015	5,177,495
208,000,000	KRW, 2.81%, 10/02/2015	190,254
216,700,000	KRW, 2.13%, 10/08/2015	197,215
8,002,700,000	KRW, 2.90%, 12/02/2015	7,333,638
290,870,000	KRW, 2.78%, 02/02/2016	266,539
4,328,400,000	KRW, 2.80%, 04/02/2016	3,971,960
2,398,000,000	KRW, 2.79%, 06/02/2016	2,202,576
3,451,600,000	KRW, 2.46%, 08/02/2016	3,157,249
2,398,900,000	KRW, 2.22%, 10/02/2016	2,186,876
555,000,000	KRW, 2.07%, 12/02/2016	504,599
	Korea Treasury Bond
66,900,000	KRW, 4.50%, 03/10/2015	61,122
928,500,000	KRW, 3.25%, 06/10/2015	848,940
348,000,000	KRW, 4.00%, 09/10/2015	320,671
9,585,290,000	KRW, 2.75%, 12/10/2015	8,774,132
133,800,000	KRW, 4.00%, 03/10/2016	124,427
2,775,700,000	KRW, 2.75%, 06/10/2016	2,548,028
2,725,600,000	KRW, 3.00%, 12/10/2016	2,521,394
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	976,965
730,000	6.13%, 03/09/2021(d)	849,085
	Malaysia Government Bond
9,040,000	MYR, 3.74%, 02/27/2015	2,586,728
7,390,000	MYR, 3.84%, 08/12/2015	2,118,427
17,796,000	MYR, 4.72%, 09/30/2015	5,131,188
15,090,000	MYR, 3.20%, 10/15/2015	4,302,750
4,400,000	MYR, 3.17%, 07/15/2016	1,250,663
	Mexican Bonos
1,113,690(e)	MXP, 6.00%, 06/18/2015	7,648,645
756,630(e)	MXP, 8.00%, 12/17/2015	5,354,979
1,447,730(e)	MXP, 6.25%, 06/16/2016	10,179,390
96,880(e)	MXP, 7.25%, 12/15/2016	700,417
	Mexican Udibonos
10,450(f)	MXP, 5.00%, 06/16/2016	396,422
10,480(f)	MXP, 3.50%, 12/14/2017	399,438
7,210(f)	MXP, 4.00%, 06/13/2019	280,990
5,670(f)	MXP, 2.50%, 12/10/2020	207,329
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020	3,538,561
	Philippines Government Bond
3,200,000	PHP, 7.00%, 01/27/2016	74,851

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
54,710,000	PHP, 1.63%, 04/25/2016	$1,210,124
1,710,000	PHP, 9.13%, 09/04/2016	42,429
	Poland Government Bond
3,319,000	PLN, 5.50%, 04/25/2015	948,554
3,448,000	PLN, 0.00%, 07/25/2015(b)	964,850
2,573,000	PLN, 6.25%, 10/24/2015	752,231
16,247,000	PLN, 0.00%, 01/25/2016(b)	4,503,822
15,460,000	PLN, 5.00%, 04/25/2016	4,544,709
20,040,000	PLN, 4.75%, 10/25/2016	5,953,718
4,072,000	PLN, 2.69%, 01/25/2017(g)	1,149,824
440,000	PLN, 4.75%, 04/25/2017	132,278
4,130,000	PLN, 2.69%, 01/25/2021(g)	1,148,369
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	3,042,000
	Portugal Government International Bond
76,100	EUR, 5.65%, 02/15/2024	113,913
3,630,000	5.13%, 10/15/2024(d)(h)	3,813,380
	Portugal Obrigacoes do Tesouro OT(d)
30,400	EUR, 4.95%, 10/25/2023	43,516
5,880,000	EUR, 3.88%, 02/15/2030	7,442,564
	Republic of Serbia(d)
410,000	5.25%, 11/21/2017	421,070
810,000	4.88%, 02/25/2020	808,785
4,190,000	7.25%, 09/28/2021(h)	4,693,135
3,248,800	Russian Foreign Eurobond(i)
	7.50%, 03/31/2030	3,369,006
30,000	Singapore Government Bond
	SGD, 1.13%, 04/01/2016	22,794
	Slovenia Government International Bond(d)
1,370,000	5.50%, 10/26/2022	1,518,988
1,210,000	5.85%, 05/10/2023	1,368,087
31,120,000	Sweden Government Bond
	SEK, 4.50%, 08/12/2015	4,097,530
	Ukraine Government International Bond(d)
100,000	EUR, 4.95%, 10/13/2015	81,679
860,000	6.25%, 06/17/2016	557,710
855,000	6.58%, 11/21/2016	530,100
3,040,000	9.25%, 07/24/2017	1,854,400
1,480,000	7.75%, 09/23/2020	888,000
3,280,000	7.95%, 02/23/2021	2,000,800
2,740,000	7.80%, 11/28/2022	1,671,400
3,000,000	7.50%, 04/17/2023	1,770,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 58.38% (Cost $231,936,503)		$224,308,539

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 15.42%
	Bank Negara Malaysia Monetary Notes
1,140,000	MYR, 0.00%, 02/10/2015(b)	324,875
3,760,000	MYR, 2.51%, 01/08/2015	1,074,770
6,060,000	MYR, 3.01%, 01/20/2015	1,730,304
2,900,000	MYR, 3.05%, 01/22/2015	827,881

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
7,360,000	MYR, 3.22%, 02/17/2015	$2,096,088
5,650,000	MYR, 3.26%, 03/03/2015	1,607,006
4,430,000	MYR, 3.26%, 03/05/2015	1,259,773
1,310,000	MYR, 3.28%, 03/12/2015	372,287
2,640,000	MYR, 3.30%, 03/24/2015	749,422
630,000	MYR, 3.32%, 04/07/2015	178,606
2,160,000	MYR, 3.33%, 04/16/2015	611,848
4,820,000	MYR, 3.34%, 04/23/2015	1,364,433
900,000	MYR, 3.34%, 04/28/2015	254,650
8,705,000	MYR, 3.36%, 05/19/2015	2,458,141
5,690,000	MYR, 3.37%, 05/28/2015	1,605,379
770,000	MYR, 3.38%, 06/03/2015	217,124
1,320,000	MYR, 3.38%, 06/04/2015	372,176
1,630,000	MYR, 3.39%, 06/16/2015	459,053
1,975,000	MYR, 3.41%, 05/05/2015	558,336
1,600,000	MYR, 3.41%, 06/30/2015	449,997
2,070,000	MYR, 3.42%, 07/16/2015	581,283
7,060,000	MYR, 3.45%, 08/11/2015	1,977,521
3,550,000	MYR, 3.45%, 08/18/2015	993,681
930,000	MYR, 3.46%, 09/22/2015	259,419
2,310,000	MYR, 3.47%, 09/08/2015	645,257
3,550,000	MYR, 3.47%, 10/01/2015	989,371
750,000	MYR, 3.49%, 08/04/2015	210,147
170,000	MYR, 3.49%, 10/27/2015	47,256
330,000	MYR, 3.49%, 11/03/2015	91,668
	Canadian Government
5,212,000	CAD, 0.87%, 02/12/2015	4,481,566
2,299,000	CAD, 0.89%, 03/12/2015	1,975,403
630,000	CAD, 0.92%, 04/23/2015	540,722
	Mexico Cetes
432,440(e)	MXP, 3.00%, 03/19/2015	291,238
3,357,880(e)	MXP, 3.00%, 04/01/2015	2,259,040
1,972,010(e)	MXP, 3.02%, 04/16/2015	1,325,014
1,414,610(e)	MXP, 3.06%, 05/28/2015	947,078
871,140(e)	MXP, 3.06%, 06/11/2015	582,535
1,465,600(e)	MXP, 3.14%, 09/17/2015	971,530
1,857,890(e)	MXP, 3.16%, 06/25/2015	1,240,377
1,138,040(e)	MXP, 3.16%, 10/01/2015	753,399
107,310(e)	MXP, 3.21%, 11/12/2015	70,756
221,540(e)	MXP, 3.38%, 12/10/2015	145,489
	Philippines Treasury Bills
440,000	PHP, 2.11%, 07/08/2015	9,716
4,440,000	PHP, 2.23%, 05/06/2015	98,487
16,490,000	PHP, 2.36%, 10/07/2015	362,035
12,740,000	PHP, 2.39%, 12/02/2015	278,636
6,730,000	PHP, 2.45%, 06/03/2015	148,907
5,140,000	PHP, 2.51%, 11/04/2015	112,491
2,630,000	PHP, 2.58%, 09/02/2015	57,788
2,130,000	PHP, 2.59%, 04/08/2015	47,287
230,000	PHP, 2.59%, 08/05/2015	5,064
	Singapore Treasury Bills
1,640,000	SGD, 0.00%, 01/02/2015(b)	1,238,063
885,000	SGD, 0.52%, 01/09/2015	668,016
1,210,000	SGD, 0.60%, 01/20/2015	913,147
7,780,000	SGD, 0.63%, 01/30/2015	5,870,231
4,948,000	SGD, 0.64%, 02/13/2015	3,732,450
2,010,000	SGD, 0.64%, 02/17/2015	1,516,101
4,260,000	SGD, 0.65%, 02/23/2015	3,212,876

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
1,390,000	SGD, 0.66%, 03/27/2015	$1,047,698

		59,270,892

U.S. Government Agency Bonds and Notes — 2.60%
10,000,000	Federal Home Loan Bank 0.00%, 01/02/2015	10,000,000

Repurchase Agreements — 2.13%
$ 1,940,576	Undivided interest of 2.24% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $1,940,576 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (j)	1,940,576

1,940,576	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $1,940,576 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (j)	1,940,576

407,096	Undivided interest of 38.84% in a repurchase agreement (principal amount/value $1,048,264 with a maturity value of $1,048,267) with RBC Capital Markets Corp, 0.06%, dated 12/31/14 to be repurchased at $407,096 on 1/2/15 collateralized by U.S. Treasury securities, 0.00% - 6.25%, 2/15/15 - 11/15/44, with a value of $1,069,230. (j)	407,096

Principal Amount(a)		Fair Value

Repurchase Agreements — (continued)
$ 1,940,576	Undivided interest of 4.05% in a repurchase agreement (principal amount/value $47,965,088 with a maturity value of $47,965,275) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 12/31/14 to be repurchased at $1,940,576 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 6/1/17 - 12/20/44, with a value of $48,924,390. (j)	$1,940,576

1,940,576	Undivided interest of 4.56% in a repurchase agreement (principal amount/value $42,543,058 with a maturity value of $42,543,223) with HSBC Securities (USA) Inc, 0.07%, dated 12/31/14 to be repurchased at $1,940,576 on 1/2/15 collateralized by Federal Home Loan Mortgage Corp securities, 3.00% - 8.00%, 1/1/23 - 12/1/47, with a value of $43,394,100. (j)	1,940,576

		8,169,400

TOTAL SHORT TERM INVESTMENTS — 20.15% (Cost $80,143,993)		$77,440,292

TOTAL INVESTMENTS — 78.53% (Cost $312,080,496)	$301,748,831

OTHER ASSETS & LIABILITIES, NET — 21.47%	$82,486,123

TOTAL NET ASSETS — 100.00%	$384,234,954

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(c)	Principal amount is stated in 1,000 Brazilian Real Units.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2014, the aggregate cost and fair value of 144A securities was $35,759,402 and $31,287,729, respectively, representing 8.14% of net assets.
(e)	Principal amount is stated in 100 Mexican Peso Units.
(f)	Principal amount is stated in 100 Unidad de Inversion Units.
(g)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.
(h)	All or a portion of the security is on loan at December 31, 2014.
(i)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2014. Maturity date disclosed represents final maturity date.
(j)	Collateral received for securities on loan.

At December 31, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

DB	CLP	951,046,000	USD	1,626,126	January 2015	$(61,777)
JPM	CLP	109,000,000	USD	184,902	March 2015	(6,505)
BB	CLP	309,000,000	USD	543,727	June 2015	(41,197)
MS	CLP	200,970,000	USD	345,791	July 2015	(20,371)
MS	CLP	100,440,000	USD	169,248	August 2015	(6,877)
DB	CLP	348,990,000	USD	574,951	September 2015	(11,715)
JPM	INR	41,259,000	USD	662,455	February 2015	(13,504)
CIT	INR	4,940,000	USD	78,986	February 2015	(1,332)
JPM	INR	13,318,000	USD	212,036	March 2015	(3,829)
HSB	KRW	2,603,500,000	USD	2,500,000	July 2015	(136,179)
CIT	MXP	12,160,800	USD	896,090	March 2015	(75,989)
HSB	MYR	400,000	USD	120,102	April 2015	(6,945)
HSB	MYR	3,600,000	USD	1,090,182	June 2015	(77,801)
DB	MYR	120,000	USD	37,010	July 2015	(3,339)
JPM	MYR	1,295,000	USD	387,374	October 2015	(26,175)
DB	MYR	654,360	USD	191,468	November 2015	(9,250)
MS	SGD	2,113,440	USD	1,701,300	January 2015	(107,213)
HSB	SGD	1,004,300	USD	794,969	March 2015	(37,971)
HSB	SGD	656,000	USD	499,277	June 2015	(5,201)
DB	USD	14,470,917	EUR	10,599,018	January 2015	1,641,590
DB	USD	2,098,368	JPY	216,473,441	January 2015	290,705
SAH	USD	2,635,052	JPY	266,814,000	February 2015	406,448
BB	USD	3,851,552	JPY	391,350,000	February 2015	582,571
HSB	USD	1,513,652	JPY	154,330,000	February 2015	224,525
CIT	USD	926,071	EUR	681,000	February 2015	101,689
JPM	USD	1,505,814	EUR	1,098,000	February 2015	176,541
BB	USD	857,855	EUR	622,920	March 2015	103,582
JPM	USD	968,306	JPY	98,600,000	March 2015	144,592
SAH	USD	1,568,613	EUR	1,134,000	April 2015	194,938
JPM	USD	901,405	JPY	91,900,000	April 2015	133,224
CIT	USD	121,510	JPY	12,300,000	April 2015	18,704
CIT	USD	562,640	EUR	408,391	May 2015	67,832
SAH	USD	536,176	JPY	54,379,000	May 2015	81,510
DB	USD	1,311,249	EUR	963,700	June 2015	143,240
HSB	USD	3,521,241	JPY	359,550,000	June 2015	514,022
JPM	USD	2,154,157	JPY	219,790,000	June 2015	315,795
CIT	USD	227,995	EUR	169,019	July 2015	22,992
CIT	USD	187,293	EUR	140,049	August 2015	17,385
UBS	USD	958,188	EUR	714,000	August 2015	92,060
BB	USD	1,390,835	EUR	1,037,648	August 2015	131,894
DB	USD	1,803,571	JPY	184,977,000	August 2015	254,269

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	52,204	EUR	40,478	September 2015	$3,050
HSB	USD	2,457,598	JPY	264,800,000	October 2015	237,286
DB	USD	5,057,719	EUR	3,985,000	October 2015	217,003
DB	USD	5,143,643	EUR	4,105,401	November 2015	154,048
BA	USD	6,580,000	EUR	5,288,858	November 2015	150,258
JPM	USD	327,610	JPY	37,286,000	November 2015	14,736
DB	USD	2,387,935	EUR	1,912,771	December 2015	61,683
HSB	USD	303,637	EUR	246,482	December 2015	3,904
HSB	USD	2,299,273	JPY	268,900,000	December 2015	40,920
MS	CLP	233,400,000	USD	423,171	January 2015	(38,960)
CIT	CLP	205,770,000	USD	359,927	February 2015	(22,244)
DB	CLP	840,634,000	USD	1,438,899	February 2015	(58,757)
MS	CLP	516,460,000	USD	899,824	February 2015	(52,343)
BB	CLP	118,300,000	USD	203,509	February 2015	(9,246)
JPM	CLP	237,430,000	USD	413,900	February 2015	(24,480)
DB	CLP	226,160,000	USD	387,285	March 2015	(16,770)
MS	CLP	594,930,000	USD	1,040,416	May 2015	(71,641)
DB	CLP	196,499,000	USD	344,856	June 2015	(25,314)
MS	CLP	47,000,000	USD	82,348	June 2015	(5,918)
JPM	CLP	137,620,000	USD	242,502	June 2015	(18,670)
DB	CLP	234,440,000	USD	403,392	July 2015	(23,798)
JPM	CLP	60,820,000	USD	104,520	July 2015	(6,053)
DB	CLP	370,150,000	USD	623,286	August 2015	(24,767)
JPM	CLP	118,970,000	USD	199,453	August 2015	(7,222)
DB	EUR	4,205,100	USD	5,741,223	July 2015	(643,519)
JPM	HUF	291,821,350	EUR	917,047	March 2015	(27,100)
DB	HUF	224,506,000	EUR	703,560	March 2015	(18,000)
JPM	HUF	198,959,000	EUR	632,055	September 2015	(21,879)
DB	INR	107,870,000	USD	1,735,406	January 2015	(34,679)
HSB	INR	51,608,000	USD	829,808	January 2015	(17,286)
JPM	INR	40,370,000	USD	646,291	January 2015	(9,451)
HSB	INR	100,352,250	USD	1,611,697	February 2015	(34,360)
DB	INR	50,987,500	USD	818,336	February 2015	(16,685)
HSB	INR	7,569,250	USD	120,256	March 2015	(1,691)
DB	INR	2,890,000	USD	46,149	March 2015	(933)
HSB	INR	749,059,000	USD	11,450,000	October 2015	(117,775)
JPM	KRW	9,272,549,000	USD	8,464,989	February 2015	(5,068)
CIT	MXP	10,058,022	USD	749,480	January 2015	(68,299)
HSB	MXP	25,646,790	USD	1,936,776	March 2015	(206,086)
HSB	MXP	130,158,965	USD	9,742,000	May 2015	(997,748)
CIT	MXP	40,978,160	USD	3,071,132	June 2015	(322,474)
CIT	MXP	9,729,548	USD	730,831	July 2015	(79,362)
CIT	MXP	12,937,830	USD	870,409	December 2015	(13,010)
JPM	MYR	1,086,600	USD	324,950	January 2015	(14,685)
DB	MYR	728,500	USD	217,119	January 2015	(9,031)
HSB	MYR	812,000	USD	243,262	February 2015	(12,470)
JPM	MYR	1,245,000	USD	367,919	February 2015	(13,675)
HSB	MYR	490,000	USD	145,929	March 2015	(7,198)
JPM	MYR	7,940,963	USD	2,405,564	April 2015	(149,448)
DB	MYR	2,083,735	USD	629,147	April 2015	(39,959)
JPM	MYR	8,842,397	USD	2,669,000	May 2015	(173,837)
JPM	MYR	6,021,213	USD	1,697,730	June 2015	(3,917)
JPM	MYR	3,585,500	USD	1,097,428	July 2015	(90,422)
HSB	MYR	6,117,296	USD	1,869,635	August 2015	(154,694)
DB	MYR	877,000	USD	263,182	October 2015	(18,585)
HSB	MYR	1,758,089	USD	526,407	October 2015	(36,010)
HSB	MYR	3,223,000	USD	938,225	November 2015	(40,941)
JPM	PHP	26,230,000	USD	594,529	June 2015	(12,284)
JPM	PHP	12,070,000	USD	268,640	September 2015	(1,448)

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	PLN	11,336,000	EUR	2,652,068	March 2015	$(102,366)
MS	PLN	1,341,000	EUR	314,199	May 2015	(15,595)
DB	PLN	13,020,000	EUR	3,043,834	May 2015	(125,150)
DB	PLN	12,790,000	EUR	2,993,283	August 2015	(123,778)
JPM	SGD	3,186,600	USD	2,568,820	January 2015	(165,242)
HSB	SGD	1,287,000	USD	1,028,181	February 2015	(57,687)
DB	SGD	2,264,000	USD	1,807,711	February 2015	(100,630)
JPM	SGD	4,710,825	USD	3,780,000	May 2015	(230,848)
JPM	SGD	542,000	USD	413,110	June 2015	(4,873)
HSB	SGD	872,000	USD	690,967	September 2015	(34,426)
CIT	USD	136,055	JPY	14,230,000	January 2015	17,234
HSB	USD	1,409,407	JPY	144,999,132	January 2015	198,491
BB	USD	224,895	EUR	165,000	January 2015	25,191
BB	USD	2,344,463	JPY	243,130,000	January 2015	314,266
SAH	USD	987,946	JPY	102,550,000	January 2015	131,625
GS	USD	1,324,984	JPY	137,159,000	January 2015	179,613
CIT	USD	2,873,044	EUR	2,104,547	January 2015	325,675
JPM	USD	2,044,946	JPY	212,145,000	January 2015	273,452
GS	USD	774,772	EUR	563,000	February 2015	93,166
DB	USD	213,725	JPY	21,785,000	February 2015	31,738
GS	USD	1,658,992	JPY	168,946,270	February 2015	247,793
HSB	USD	1,101,689	EUR	810,000	February 2015	121,146
BB	USD	4,122,224	EUR	3,022,356	February 2015	463,383
DB	USD	3,654,995	EUR	2,702,000	February 2015	384,124
CIT	USD	2,447,211	JPY	249,286,000	February 2015	364,962
BA	USD	328,175	EUR	240,017	February 2015	37,585
JPM	USD	7,115,036	JPY	721,793,000	February 2015	1,086,113
SAH	USD	2,194,058	EUR	1,599,692	February 2015	257,384
JPM	USD	66,520	EUR	48,000	March 2015	8,397
CIT	USD	2,420,888	EUR	1,748,934	March 2015	303,242
BB	USD	2,317,198	JPY	236,853,110	March 2015	338,260
HSB	USD	456,639	JPY	46,600,000	March 2015	67,334
MS	USD	663,403	EUR	479,000	March 2015	83,420
MS	USD	376,746	JPY	38,040,000	March 2015	58,899
HSB	USD	232,334	EUR	169,000	March 2015	27,708
DB	USD	557,356	JPY	56,915,000	March 2015	81,772
CIT	USD	1,393,059	JPY	141,415,000	March 2015	211,454
GS	USD	127,465	EUR	100,000	March 2015	6,361
DB	USD	3,045,087	EUR	2,217,133	March 2015	360,515
HSB	USD	2,106,426	EUR	1,522,934	April 2015	261,835
JPM	USD	1,390,948	EUR	1,003,563	April 2015	175,405
BB	USD	693,745	JPY	70,490,000	April 2015	104,560
BB	USD	353,993	EUR	255,924	April 2015	43,985
DB	USD	1,863,272	EUR	1,350,263	April 2015	227,862
DB	USD	153,208	EUR	122,000	May 2015	5,379
HSB	USD	1,315,000	JPY	133,579,700	May 2015	198,052
BA	USD	2,630,000	JPY	266,622,825	May 2015	400,603
JPM	USD	1,773,728	EUR	1,375,392	May 2015	107,136
GS	USD	716,678	JPY	72,750,000	May 2015	108,411
JPM	USD	535,450	JPY	62,827,000	May 2015	10,105
BB	USD	1,315,000	JPY	133,472,500	May 2015	198,948
BB	USD	2,450,314	EUR	1,782,997	May 2015	289,921
GS	USD	2,107,721	EUR	1,528,816	May 2015	255,398
CIT	USD	2,387,195	JPY	242,099,600	May 2015	362,906
CIT	USD	3,898,124	JPY	398,324,000	June 2015	566,577
HSB	USD	3,788,293	EUR	2,908,836	June 2015	262,943
BB	USD	5,979,267	EUR	4,390,321	June 2015	658,591
DB	USD	3,182,580	JPY	324,250,000	June 2015	470,255
BB	USD	1,534,363	JPY	156,670,000	June 2015	223,992

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	888,790	JPY	90,170,000	July 2015	$133,939
GS	USD	491,091	EUR	364,000	July 2015	49,603
CIT	USD	1,281,590	JPY	129,520,000	July 2015	197,444
BB	USD	489,481	EUR	360,000	July 2015	52,918
JPM	USD	2,665,656	JPY	269,500,000	July 2015	409,771
JPM	USD	959,944	EUR	714,000	July 2015	93,883
DB	USD	3,308,681	EUR	2,430,380	July 2015	361,428
JPM	USD	2,072,119	EUR	1,550,435	August 2015	190,911
MS	USD	159,376	EUR	123,000	August 2015	10,136
DB	USD	795,591	EUR	594,845	August 2015	73,838
JPM	USD	2,548,073	JPY	262,126,000	August 2015	352,417
HSB	USD	956,864	EUR	713,000	August 2015	91,949
CIT	USD	958,645	JPY	97,662,000	August 2015	140,839
HSB	USD	3,053,580	JPY	314,252,000	August 2015	421,352
BB	USD	1,502,737	JPY	154,714,000	August 2015	206,837
GS	USD	259,149	EUR	193,000	August 2015	24,991
DB	USD	2,091,365	EUR	1,606,700	September 2015	140,653
JPM	USD	3,825,234	EUR	2,940,000	September 2015	256,411
JPM	USD	129,295	JPY	14,034,000	September 2015	11,645
HSB	USD	165,651	EUR	130,000	September 2015	7,778
BB	USD	461,007	EUR	358,437	September 2015	25,758
JPM	USD	8,044,612	EUR	6,296,000	October 2015	396,674
JPM	USD	6,392,179	JPY	688,575,000	October 2015	618,462
HSB	USD	1,813,046	EUR	1,416,000	October 2015	92,790
BB	USD	7,906,368	EUR	6,195,881	October 2015	379,789
DB	USD	1,228,510	JPY	132,200,000	October 2015	119,933
BB	USD	1,803,912	JPY	193,530,000	October 2015	180,945
DB	USD	603,061	JPY	69,943,000	November 2015	16,076
JPM	USD	1,013,850	EUR	809,106	November 2015	30,455
SAH	USD	330,205	JPY	37,802,500	November 2015	12,968
HSB	USD	486,935	JPY	55,989,000	November 2015	17,079
CIT	USD	2,325,960	JPY	267,955,958	November 2015	77,241
CIT	USD	3,114,649	EUR	2,485,000	November 2015	94,356
MS	USD	2,503,218	EUR	2,001,000	November 2015	70,817
BB	USD	2,088,673	EUR	1,672,468	November 2015	55,922
UBS	USD	3,075,768	EUR	2,458,000	November 2015	88,291
MS	USD	248,528	JPY	28,500,000	November 2015	9,358
MS	USD	38,856	EUR	31,000	December 2015	1,157
DB	USD	2,298,237	JPY	268,480,000	December 2015	43,411
JPM	USD	454,392	EUR	364,000	December 2015	11,701
CIT	USD	1,370,850	JPY	161,870,000	December 2015	11,357
BB	USD	877,522	JPY	103,760,000	December 2015	6,076

					Net Appreciation	$17,731,565

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

At December 31, 2014, the Fund held the following outstanding interest rate swaps:

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	0.93%	3-month USD BBA LIBOR	$19,310,000	October 17, 2017	$126,261

Citibank N.A.	Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(658,673)

Citibank N.A.	Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(388,377)

Citibank N.A.	Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 7, 2024	(148,931)

					Net Depreciation	$(1,069,720)

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2014

Summary of Investments by Country as of December 31, 2014.

Country	Fair Value	Percentage of Fund Investments

South Korea	$47,338,976	15.69%
Malaysia	39,757,508	13.17
Mexico	33,754,066	11.19
Poland	23,140,355	7.67
Hungary	21,957,178	7.28
United States	21,474,458	7.12
Brazil	18,363,804	6.09
Singapore	18,221,376	6.04
Ireland	13,953,679	4.62
Canada	11,486,273	3.81
Portugal	11,413,373	3.78
Ukraine	9,533,411	3.16
Indonesia	6,469,639	2.14
Serbia	5,922,990	1.96
Sweden	4,097,530	1.36
Peru	3,538,561	1.17
Russia	3,369,006	1.12
Slovenia	2,887,075	0.96
Philippines	2,447,815	0.81
Lithuania	1,826,050	0.60
Iceland	795,708	0.26

Total	$301,748,831	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Templeton Global Bond Fund

ASSETS:
Investments in securities, fair value (including $7,952,482 of securities on loan)(a)	$293,579,431
Repurchase agreements, fair value(b)	8,169,400
Cash	66,472,849
Cash denominated in foreign currencies, fair value(c)	4,594,039
Subscriptions receivable	304,493
Receivable for investments sold	1,261,543
Variation margin on centrally cleared interest rate swaps	1,130,491
Unrealized appreciation on forward foreign currency contracts	24,829,841
Interest receivable	2,365,649

Total Assets	402,707,736

LIABILITIES:
Payable to investment adviser	454,051
Payable upon return of securities loaned	8,169,400
Redemptions payable	1,344,653
Payable for investments purchased	1,406,402
Unrealized depreciation on forward foreign currency contracts	7,098,276

Total Liabilities	18,472,782

NET ASSETS	$384,234,954

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,253,063
Paid-in capital in excess of par	379,955,718
Net unrealized appreciation	6,265,707
(Overdistributed) net investment income	(7,795,518)
Accumulated net realized gain	1,555,984

NET ASSETS	$384,234,954

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	42,530,627

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.03

(a) Cost of investments	$303,911,096
(b) Cost of repurchase agreements	$8,169,400
(c) Cost of cash denominated in foreign currencies	$4,656,309

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Templeton Global Bond Fund

INVESTMENT INCOME:
Interest	$12,405,243
Income from securities lending	4,549
Foreign withholding tax	(496,638)

Total Income	11,913,154

EXPENSES:
Management fees	4,855,056

Total Expenses	4,855,056

NET INVESTMENT INCOME	7,058,098

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	2,935,771
Net realized gain on forward foreign currency contracts	4,390,769

Net Realized Gain	7,326,540

Net change in unrealized depreciation on investments and foreign currency translations	(28,468,535)
Net change in unrealized depreciation on interest rate swaps	(1,069,720)
Net change in unrealized appreciation on forward foreign currency contracts	15,239,343

Net Change in Unrealized Depreciation	(14,298,912)

Net Realized and Unrealized Loss	(6,972,372)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,726

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Templeton Global Bond Fund

OPERATIONS:
Net investment income	$7,058,098	$4,597,027
Net realized gain	7,326,540	4,215,023
Net change in unrealized depreciation	(14,298,912)	(7,128,054)

Net Increase in Net Assets Resulting from Operations	85,726	1,683,996

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,711,753)	(4,974,542)
From net realized gains	(4,779,037)	(2,329,443)

Total Distributions	(22,490,790)	(7,303,985)

CAPITAL SHARE TRANSACTIONS:
Shares sold	103,583,244	119,027,991
Shares issued in reinvestment of distributions	22,490,790	7,303,985
Shares redeemed	(68,746,543)	(50,725,006)

Net Increase in Net Assets Resulting from Capital Share Transactions	57,327,491	75,606,970

Total Increase in Net Assets	34,922,427	69,986,981

NET ASSETS:
Beginning of year	349,312,527	279,325,546

End of year(a)	$384,234,954	$349,312,527

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	10,796,254	12,299,004
Shares issued in reinvestment of distributions	2,438,262	784,372
Shares redeemed	(7,165,819)	(5,263,284)

Net Increase	6,068,697	7,820,092

(a) Including (overdistributed) net investment income and undistributed net investment income	$(7,795,518)	$2,925,706

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Templeton Global Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.58		$9.75		$9.04		$9.74	$9.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(a)(b)	0.14	(a)	0.23	(a)	0.47	0.29
Net realized and unrealized gain (loss)	(0.17)		(0.09)		1.08		(0.62)	0.69

Total From Investment Operations	0.01		0.05		1.31		(0.15)	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.44)		(0.15)		(0.51)		(0.52)	(0.23)
From net realized gains	(0.12)		(0.07)		(0.09)		(0.03)	(0.03)

Total Distributions	(0.56)		(0.22)		(0.60)		(0.55)	(0.26)

NET ASSET VALUE, END OF YEAR	$9.03		$9.58		$9.75		$9.04	$9.74

TOTAL RETURN(c)	0.15%		0.55%		14.76%		(1.63%)	10.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$384,235		$349,313		$279,326		$219,002	$219,031
Ratio of expenses to average net assets	1.30%		1.30%		1.30%		1.30%	1.30%
Ratio of net investment income to average net assets	1.89%		1.45%		2.44%		2.69%	2.86%
Portfolio turnover rate	28%		34%		32%		36%	22%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a

Annual Report - December 31, 2014

price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Short Term Investments	Maturity date, credit quality and interest rates.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2014

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013

Ordinary income	$22,490,790	$4,974,403
Long-term capital gain	–	2,329,582

	$22,490,790	$7,303,985

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments and foreign currency reclassifications.

Annual Report - December 31, 2014

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$–	$(67,569)	$67,569

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$6,842,845
Undistributed long-term capital gains	–
Net unrealized appreciation on futures contracts, forward foreign currency contracts and foreign currency translations	2,256,260
Capital loss carryforwards	–
Post-October losses	(470,289)
Net unrealized depreciation	(8,602,643)

Tax composition of capital	$26,173

At December 31, 2014, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2014, the Fund utilized $2,301,474 of capital loss carryforwards to offset capital gains realized in that fiscal year. At December 31, 2014, there were no remaining capital loss carryforwards.

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(470,289)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$310,351,474

Gross unrealized appreciation on investments	17,746,138
Gross unrealized depreciation on investments	(26,348,781)

Net unrealized depreciation on investments	$(8,602,643)

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Annual Report - December 31, 2014

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Forward Foreign Currency Contracts

The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Annual Report - December 31, 2014

Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $296,315,054 in forward contracts for the reporting period.

Interest Rate Swaps

The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).

For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as income.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $11,152,308 in interest rate swaps for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)			Net unrealized depreciation	$(1,069,720)	(a)

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$24,829,841	Unrealized depreciation on forward foreign currency contracts	$7,098,276

(a)

Includes cumulative depreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (swaps)			Net change in unrealized depreciation on interest rate swaps	$(1,069,720)

Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$4,390,769	Net change in unrealized appreciation on forward foreign currency contracts	$15,239,343

Annual Report - December 31, 2014

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

3. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at December 31, 2014.

		Gross Amounts Not Offset on the Statement of Assets and Liabilities

Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Derivative Assets (forward contracts)	$24,829,841	$(7,013,144)	$ -	$ -	$17,816,697

Derivative Liabilities (forward contracts)	$7,098,276	$(7,013,144)	$ -	$ -	$85,132

(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

5. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $85,057,243 and $64,349,352, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $154,000, respectively.

Annual Report - December 31, 2014

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $7,952,482 and received collateral of $8,169,400 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Templeton Global Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Templeton Global Bond Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)   Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.     The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees.     The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.     The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees.     There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in Brazilian Real denominated bonds. The registrant was utilizing an accounting system setup convention which resulted in improperly classifying the daily premium amortization or discount accretion on the bonds as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders and the registrant’s shareholders are in tax-deferred products and therefore are not impacted by the distribution classification in filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the calculation and reporting of discount and accretion specific to these bonds, constituted a significant deficiency in internal controls over financial reporting. The registrant and its management have enhanced the registrant’s and the adviser’s processes related to the accounting and financial reporting of the bonds.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

                 (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                 (3) Not applicable.

(b)            A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015